Principal Accounting Policies - Summary of Balance Sheet Amounts and Balances of the Consolidated VIEs (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 5,810,347	$ 796,014	¥ 6,770,895	¥ 5,137,312
Restricted cash—current	100,533	13,773	115,513	83,759
Short-term investments	15,002,903	2,055,389	11,516,304
Accounts receivable, net	19,643	2,691	23,418
Loans receivable, net	4,199,645	575,349	3,521,072
Prepayments and other current assets	2,122,902	290,836	2,049,780
Restricted cash	40,000	5,480	10,000	¥ 0
Property and equipment, net	289,611	39,677	194,576
Long-term investments	9,876,118	1,353,023	11,075,739
Intangible assets, net	393,477	53,906	449,904
Goodwill	3,124,828	428,100	3,124,828
Deferred tax assets	92,882		149,081
Operating lease right-of-use assets	115,654	15,845	134,867
Other non-current assets	98,532	13,499	211,670
TOTAL ASSETS	41,287,075	5,656,307	39,347,647
LIABILITIES
Accounts payable	31,227	4,278	25,220
Prepaid for freight listing fees and other service fees	571,185	78,252	548,917
Income tax payable	336,220	46,062	154,916
Other tax payable	898,396	123,080	784,617
Operating lease liabilities — current	41,204	5,645	37,758
Accrued expenses and other current liabilities	1,141,758	156,421	1,723,245
Deferred tax liabilities	95,570	13,093	108,591
Operating lease liabilities — non-current	23,928	3,278	46,709
Other non-current liabilities	12,414	1,701	22,950
TOTAL LIABILITIES	3,151,902	$ 431,810	3,452,923
Variable Interest Entity, Primary Beneficiary [Member]
ASSETS
Cash and cash equivalents	1,136,649		2,617,594
Restricted cash—current	17,364		13,801
Short-term investments	25,900		0
Accounts receivable, net	13,688		12,088
Loans receivable, net	54,817		0
Prepayments and other current assets	1,136,314		1,501,233
Restricted cash	20,000		10,000
Property and equipment, net	9,430		14,422
Long-term investments	578,400		228,400
Intangible assets, net	69,631		95,517
Goodwill	283,256		283,256
Deferred tax assets	540		786
Operating lease right-of-use assets	61,771		82,120
Other non-current assets	12,708		3,482
TOTAL ASSETS	3,420,468		4,862,699
LIABILITIES
Accounts payable	11,086		7,179
Prepaid for freight listing fees and other service fees	479,476		506,423
Income tax payable	4,991		3,032
Other tax payable	862,150		731,284
Operating lease liabilities — current	37,569		34,867
Accrued expenses and other current liabilities	638,045		1,113,559
Deferred tax liabilities	17,308		20,333
Operating lease liabilities — non-current	22,497		46,395
Other non-current liabilities	12,414		22,950
TOTAL LIABILITIES	¥ 2,085,536		¥ 2,486,022